
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/93


Institutional Investment Manager:

MORGAN GUARANTY TRUST COMPANY OF NEW YOR
60, WALL STREET
NEW YORK                                          NY            10015


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION
IN THIS FORM AND ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I
UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTERNAL
PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT
ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND
COMPLETE AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    KATHLEEN H. TRIPP              VICE PRESIDENT               (212)826-9331


Signature, Place and Date of Signing:

/s/ KATHLEEN H. TRIPP              NY                           NY    01/24/94


Managers Reporting on Behalf of Reporting Manager:

J.P. MORGAN & CO. INCORPORATED                                  028-00490


Other Managers on Whose Behalf this Report is Filed:



















                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED